Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Financial results
Schedule of financial results

	2023	2022	2021
Finance income
Yields and interests	1,884,445	965,952	266,116
Results from financial assets	329,061	178,212	108,640
Gain (loss) on derivatives valuation	4,454	18,099	(406)
Other financial income	103,009	154,882	29,242
	2,320,969	1,317,145	403,592
Finance expenses
Interest	(6,923,831)	(5,517,417)	(3,095,224)
Financial cost of other liabilities (1)	(2,196,936)	(2,003,687)	(1,043,728)
Results from financial assets	(246,155)	(152,355)	(101,973)
Other financial expenses	(1,017,143)	(353,793)	(190,723)
	(10,384,065)	(8,027,252)	(4,431,648)
Foreign exchange gain
Gain (loss) from exchange difference	2,397,712	(124,650)	(31,726)
Gain from realization of other comprehensive income on sale of joint ventures	—	—	361,728
	2,397,712	(124,650)	330,002
Financial result	(5,665,384)	(6,834,757)	(3,698,054)
(1)	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.